UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

811-21836

(Investment Company Act file number)

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920

(Address of principal executive offices) (Zip code)

(800) 788-5680

(Registrant's telephone number)

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Date of fiscal year end:  March 31

Date of reporting period:  April 1, 2018 – September 30, 2018

Item 1. Reports to Stockholders.

INDEX

FUNDS

SEPTEMBER 30, 2018

SEMI-ANNUAL

NO LOAD SHARES (TICKER SYMBOL: INDEX)

INDEX FUNDS S&P 500® EQUAL WEIGHT

TABLE OF CONTENTS

Shareholder Letter	1
Manager Commentary	2
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Additional Information	19

Index Funds S&P 500® Equal Weight	Shareholder Letter

September 30, 2018 (Unaudited)

Dear Shareholders,

Our Index Funds S&P 500® Equal Weight Fund is a “no-load” index fund with no 12b-1 fees. The Fund’s ticker symbol is INDEX. Our Fund seeks to track the S&P 500® Equal Weight Index. The S&P 500® Equal Weight Index uses the same 500 constituents as the S&P 500® Index. The primary difference is that the S&P 500® Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal. The S&P 500® Equal Weight Index out-performed the S&P 500® Index 10 out of the past 15 calendar years.*

We believe that the S&P 500® Equal Weight Index methodology is better because it corrects an inherent buy-high-sell-low trading “flaw” buried within the market-cap methodology that powers the S&P 500® Index and many other market cap strategies. To illustrate, an index fund seeking to track the S&P 500® Index must continuously adjust its portfolio to mirror the underlying index as the 500 stocks fluctuate in price. For example, if 250 index constituents move higher in price and 250 index constituents move lower in price, the market-cap methodology requires the portfolio manager to purchase more of the 250 stocks that went higher in price and to sell a portion of the 250 stocks that fell in price. This effectively forces the manager to “buy high and sell low”.

In our view, the methodology behind the construction of the Equal Weight Index corrects the market-cap “buy-high-sell-low” trading methodology and replaces it with a “buy-low-sell-high” trading methodology. How? Using the same 500 companies, the portfolio manager of the Equal Weight S&P 500® Index fund is required to rebalance the portfolio periodically. Using the example above, the equal weight methodology requires that the manager sell a portion of the 250 stocks that went higher in price and to purchase a portion of the 250 stocks that fell in price, until the 500 holdings are equal in value again. We believe this creates the very positive effect of forcing the manager to “buy low and sell high”, thus creating a simple solution to a traditionally complex problem. Here lies the reason, in our opinion, and why we believe the alpha that has historically been achieved may be sustainable over long periods of time.

During the 6 months ending 09/30/2018, our INDEX FUNDS S&P 500 EQUAL WEIGHT Fund (ticker symbol INDEX) returned +8.22%, while the underlying index grew by +8.37%. During the same period, the S&P 500 Index outperformed both, growing by +11.41% (see Fund Performance Chart).

The underperformance of our Fund relative to the S&P 500® Equal Weight Index is consistent with the expenses and trading costs of the Fund. The underperformance of our Fund relative to the market capitalization version of the S&P 500® Index normally occurs when the largest 50 companies within the S&P 500 Index materially outperform the other 450 stocks within the index. This is because the S&P 500® Market-Cap Index overweight’s the top 50 companies within the index to over 50% of the index, whereas the Equal-Weight methodology seeks to hold all 500 companies equal over time.

Best Regards,

Michael G. Willis
President
INDEX FUNDS

The foregoing reflects the thoughts and opinions of Index Funds exclusively and is subject to change without notice. Cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500 Index. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500 Market Cap Index: The headline market cap indices, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600®, are widely recognized as leading indicators of U.S. equity market performance. The S&P 500 is the world's most-tracked index by AUM.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

Alpha- a measure of performance, is the excess return of an investment relative to the return of the benchmark index.

Semi-Annual Report | September 30, 2018	1

Index Funds S&P 500® Equal Weight	Manager Commentary

September 30, 2018 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended September 30, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (for the period ended September 30, 2018)

	Quarter	1 Year	3 Year	Since Inception*
Index Funds S&P 500® Equal Weight	5.38%	13.78%	15.15%	10.34%
S&P 500 Total Return Index	7.71%	17.91%	17.31%	12.59%
S&P 500® Equal Weight Net Total Return	5.42%	13.95%	15.43%	10.37%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent monthend is available by calling (844) 464-6339 or by visiting www.INDEX.fund.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the July 30, 2018 Prospectus) are 1.98% and 0.25%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through July 31, 2019.

*	The Fund’s inception date is April 30, 2015.

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7.8 trillion benchmarked to the index, with index assets comprising approximately USD 2.2 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

2	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Manager Commentary

September 30, 2018 (Unaudited)

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by The Index Group, Inc. S&P® is a registered trademark of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Standard & Poor’s® and S&P® are trademarks of the Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by The Index Group, Inc. The Index Funds S&P 500® Equal Weight is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Index Funds S&P 500® Equal Weight or any member of the public regarding the advisability of investing in securities generally or in Index Funds S&P 500® Equal Weight particularly or the ability of the S&P 500® Equal Weight Index to track general market performance. S&P Dow Jones Indices’ only relationship to The Index Group, Inc. with respect to the S&P 500® Equal Weight Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Equal Weight Index is determined, composed and calculated by S&P Dow Jones Indices without regard to The Index Group, Inc. or the Index Funds S&P 500® Equal Weight. S&P Dow Jones Indices have no obligation to take the needs of The Index Group, Inc. or the owners of the Index Funds S&P 500® Equal Weight into consideration in determining, composing or calculating the S&P 500® Equal Weight Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Index Funds S&P 500® Equal Weight or the timing of the issuance or sale of the Index Funds S&P 500® Equal Weight or in the determination or calculation of the equation by which the Index Funds S&P 500® Equal Weight is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Index Funds S&P 500® Equal Weight. There is no assurance that investment products based on the S&P 500® Equal Weight Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE (INCLUDING, WITHOUT LIMITATION, COMPLIANCE WITH SHARIAH LAW) OR AS TO RESULTS TO BE OBTAINED BY THE INDEX GROUP, INC., OWNERS OF THE INDEX FUNDS S&P 500® EQUAL WEIGHT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE INDEX GROUP, INC., OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Semi-Annual Report | September 30, 2018	3

Index Funds S&P 500® Equal Weight	Disclosure of Fund Expenses

September 30, 2018 (Unaudited)

As a shareholder of the Index Funds S&P 500® Equal Weight (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2018 and held until September 30, 2018.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500® Equal Weight	Beginning Account Value 4/1/2018	Ending Account Value 09/30/18	Expense Ratio(a)	Expenses Paid During Period 4/1/2018- 9/30/18(b)
Actual	$1,000.00	$1,082.20	0.25%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.82	0.25%	$1.27

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

4	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.82%
Communication Services: 4.48%
Activision Blizzard, Inc.	933	$77,616
Alphabet, Inc., Class A(a)	32	38,627
Alphabet, Inc., Class C(a)	33	39,384
AT&T, Inc.	2,256	75,756
CBS Corp., Class B Non-Voting Shares	1,357	77,960
CenturyLink, Inc.	3,333	70,660
Charter Communications, Inc., Class A(a)	239	77,885
Comcast Corp., Class A	2,051	72,626
Discovery, Inc., Class A(a)	782	25,024
Discovery, Inc., Class C(a)	1,713	50,671
DISH Network Corp., Class A(a)	2,083	74,488
Electronic Arts, Inc.(a)	663	79,885
Facebook, Inc., Class A(a)	467	76,803
Interpublic Group of Cos., Inc.	3,338	76,340
Netflix, Inc.(a)	208	77,819
News Corp., Class A	4,588	60,516
News Corp., Class B	1,458	19,829
Omnicom Group, Inc.	1,099	74,754
Take-Two Interactive Software, Inc.(a)	565	77,964
TripAdvisor, Inc.(a)	1,505	76,860
Twenty-First Century Fox, Inc., Class A	1,197	55,457
Twenty-First Century Fox, Inc., Class B	499	22,864
Twitter, Inc.(a)	2,517	71,634
Verizon Communications, Inc.	1,389	74,159
Viacom, Inc., Class B	2,540	85,750
Walt Disney Co.	694	81,156
		1,692,487

Consumer Discretionary: 12.77%
Advance Auto Parts, Inc.	459	77,263
Amazon.com, Inc.(a)	39	78,117
Aptiv PLC	872	73,161
AutoZone, Inc.(a)	101	78,346
Best Buy Co., Inc.	967	76,741
Booking Holdings, Inc.(a)	40	79,360
BorgWarner, Inc.	1,689	72,255
CarMax, Inc.(a)	942	70,339
Carnival Corp.	1,185	75,567
Chipotle Mexican Grill, Inc.(a)	155	70,451
Darden Restaurants, Inc.	637	70,828
Dollar General Corp.	696	76,073
Dollar Tree, Inc.(a)	897	73,150
DR Horton, Inc.	1,763	74,363
eBay, Inc.(a)	2,223	73,403
Expedia Group, Inc.	585	76,331
Foot Locker, Inc.	1,627	82,944
Ford Motor Co.	8,022	74,203
Gap, Inc.	2,729	78,732
Garmin, Ltd.	1,104	77,335
General Motors Co.	2,189	73,704
Genuine Parts Co.	744	73,954
Goodyear Tire & Rubber Co.	3,206	74,988
	Shares	Value
Consumer Discretionary (continued)
H&R Block, Inc.	3,031	$78,048
Hanesbrands, Inc.	4,285	78,973
Harley-Davidson, Inc.	1,713	77,599
Hasbro, Inc.	718	75,476
Hilton Worldwide Holdings, Inc.	947	76,499
Home Depot, Inc.	362	74,988
Kohl's Corp.	938	69,928
L Brands, Inc.	2,617	79,295
Leggett & Platt, Inc.	1,634	71,553
Lennar Corp., Class A	1,443	67,374
LKQ Corp.(a)	2,313	73,253
Lowe's Cos., Inc.	665	76,355
Macy's, Inc.	2,090	72,586
Marriott International, Inc., Class A	581	76,709
Mattel, Inc.(a)	4,636	72,785
McDonald's Corp.	471	78,794
MGM Resorts International	2,738	76,418
Michael Kors Holdings, Ltd.(a)	1,038	71,165
Mohawk Industries, Inc.(a)	405	71,017
Newell Brands, Inc.	3,493	70,908
NIKE, Inc., Class B	908	76,926
Nordstrom, Inc.	1,158	69,260
Norwegian Cruise Line Holdings, Ltd.(a)	1,367	78,507
O'Reilly Automotive, Inc.(a)	224	77,800
PulteGroup, Inc.	2,806	69,505
PVH Corp.	544	78,554
Ralph Lauren Corp.	575	79,091
Ross Stores, Inc.	783	77,595
Royal Caribbean Cruises, Ltd.	587	76,275
Starbucks Corp.	1,385	78,723
Tapestry, Inc.	1,518	76,310
Target Corp.	862	76,037
Tiffany & Co.	589	75,963
TJX Cos., Inc.	697	78,078
Tractor Supply Co.	867	78,793
Ulta Beauty, Inc.(a)	271	76,454
Under Armour, Inc., Class A(a)	2,053	43,565
Under Armour, Inc., Class C(a)	2,079	40,457
VF Corp.	831	77,657
Whirlpool Corp.	615	73,031
Wynn Resorts, Ltd.	560	71,154
Yum! Brands, Inc.	860	78,183
		4,829,249

Consumer Staples: 6.28%
Altria Group, Inc.	1,221	73,638
Archer-Daniels-Midland Co.	1,515	76,159
Brown-Forman Corp., Class B	1,520	76,836
Campbell Soup Co.	1,836	67,253
Church & Dwight Co., Inc.	1,273	75,578
Clorox Co.	501	75,355
Coca-Cola Co.	1,648	76,121
Colgate-Palmolive Co.	1,115	74,649
Conagra Brands, Inc.	1,982	67,329

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	5

Index Funds S&P 500® Equal Weight	Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
Consumer Staples (continued)
Constellation Brands, Inc., Class A	357	$76,976
Costco Wholesale Corp.	322	75,631
Coty, Inc., Class A	6,365	79,944
Estee Lauder Cos., Inc., Class A	537	78,037
General Mills, Inc.	1,588	68,157
Hershey Co.	716	73,032
Hormel Foods Corp.	1,809	71,275
JM Smucker Co.	683	70,083
Kellogg Co.	1,012	70,860
Kimberly-Clark Corp.	651	73,980
Kraft Heinz Co.	1,286	70,871
Kroger Co.	2,727	79,383
McCormick & Co., Inc., Non-Voting Shares	573	75,493
Molson Coors Brewing Co., Class B	1,201	73,861
Mondelez International, Inc., Class A	1,731	74,364
Monster Beverage Corp.(a)	1,273	74,190
PepsiCo, Inc.	661	73,900
Philip Morris International, Inc.	955	77,871
Procter & Gamble Co.	907	75,490
Sysco Corp.	1,031	75,521
Tyson Foods, Inc., Class A	1,196	71,198
Walgreens Boots Alliance, Inc.	1,079	78,659
Walmart, Inc.	802	75,316
		2,377,010

Energy: 6.38%
Anadarko Petroleum Corp.	1,203	81,094
Andeavor	485	74,448
Apache Corp.	1,668	79,514
Baker Hughes a GE Co.	2,402	81,260
Cabot Oil & Gas Corp.	3,458	77,874
Chevron Corp.	646	78,993
Cimarex Energy Co.	827	76,861
Concho Resources, Inc.(a)	537	82,027
ConocoPhillips	1,031	79,800
Devon Energy Corp.	1,911	76,325
EOG Resources, Inc.	644	82,155
EQT Corp.	1,594	70,503
Exxon Mobil Corp.	914	77,708
Halliburton Co.	1,962	79,520
Helmerich & Payne, Inc.	1,161	79,842
Hess Corp.	1,149	82,246
HollyFrontier Corp.	1,077	75,282
Kinder Morgan, Inc.	4,197	74,413
Marathon Oil Corp.	3,630	84,506
Marathon Petroleum Corp.	923	73,852
National Oilwell Varco, Inc.	1,712	73,753
Newfield Exploration Co.(a)	2,786	80,320
Noble Energy, Inc.	2,580	80,470
Occidental Petroleum Corp.	978	80,362
ONEOK, Inc.	1,141	77,348
Phillips 66	667	75,184
Pioneer Natural Resources Co.	444	77,340
	Shares	Value
Energy (continued)
Schlumberger, Ltd.	1,238	$75,419
TechnipFMC PLC	2,516	78,625
Valero Energy Corp.	647	73,596
Williams Cos., Inc.	2,698	73,359
		2,413,999

Financials: 13.17%
Affiliated Managers Group, Inc.	530	72,462
Aflac, Inc.	1,606	75,594
Allstate Corp.	759	74,913
American Express Co.	692	73,691
American International Group, Inc.	1,424	75,814
Ameriprise Financial, Inc.	514	75,897
Aon PLC	499	76,736
Arthur J Gallagher & Co.	1,012	75,333
Assurant, Inc.	730	78,803
Bank of America Corp.	2,496	73,532
Bank of New York Mellon Corp.	1,468	74,853
BB&T Corp.	1,510	73,295
Berkshire Hathaway, Inc., Class B(a)	350	74,938
BlackRock, Inc.	160	75,413
Brighthouse Financial, Inc.(a)	1,806	79,897
Capital One Financial Corp.	774	73,476
Cboe Global Markets, Inc.	728	69,859
Charles Schwab Corp.	1,481	72,791
Chubb, Ltd.	549	73,368
Cincinnati Financial Corp.	975	74,890
Citigroup, Inc.	1,075	77,120
Citizens Financial Group, Inc.	1,889	72,859
CME Group, Inc.	438	74,552
Comerica, Inc.	814	73,423
Discover Financial Services	974	74,462
E*TRADE Financial Corp.(a)	1,412	73,975
Everest Re Group, Ltd.	340	77,680
Fifth Third Bancorp	2,612	72,927
Franklin Resources, Inc.	2,375	72,224
Goldman Sachs Group, Inc.	331	74,223
Hartford Financial Services Group, Inc.	1,521	75,989
Huntington Bancshares, Inc.	4,841	72,228
Intercontinental Exchange, Inc.	973	72,868
Invesco, Ltd.	3,192	73,033
Jefferies Financial Group, Inc.	3,245	71,260
JPMorgan Chase & Co.	667	75,264
KeyCorp	3,802	75,622
Lincoln National Corp.	1,127	76,253
Loews Corp.	1,487	74,692
M&T Bank Corp.	442	72,727
Marsh & McLennan Cos., Inc.	873	72,215
MetLife, Inc.	1,629	76,107
Moody's Corp.	418	69,890
Morgan Stanley	1,573	73,255
MSCI, Inc.	416	73,802
Nasdaq, Inc.	835	71,643
Northern Trust Corp.	728	74,351

See Notes to Financial Statements.

6	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
Financials (continued)
People's United Financial, Inc.	4,249	$72,743
PNC Financial Services Group, Inc.	540	73,543
Principal Financial Group, Inc.	1,332	78,042
Progressive Corp.	1,111	78,925
Prudential Financial, Inc.	760	77,003
Raymond James Financial, Inc.	819	75,389
Regions Financial Corp.	3,997	73,345
S&P Global, Inc.	354	69,168
State Street Corp.	868	72,721
SunTrust Banks, Inc.	1,106	73,870
SVB Financial Group(a)	237	73,667
Synchrony Financial	2,326	72,292
T Rowe Price Group, Inc.	687	75,007
Torchmark Corp.	873	75,680
Travelers Cos., Inc.	584	75,751
Unum Group	2,055	80,289
US Bancorp	1,400	73,934
Wells Fargo & Co.	1,385	72,796
Willis Towers Watson PLC	516	72,725
Zions Bancorp	1,452	72,818
		4,979,907

Health Care: 13.15%
Abbott Laboratories	1,108	81,283
AbbVie, Inc.	792	74,907
ABIOMED, Inc.(a)	191	85,902
Aetna, Inc.	374	75,866
Agilent Technologies, Inc.	1,101	77,665
Alexion Pharmaceuticals, Inc.(a)	641	89,105
Align Technology, Inc.(a)	194	75,897
Allergan PLC	402	76,573
AmerisourceBergen Corp.	883	81,430
Amgen, Inc.	378	78,356
Anthem, Inc.	279	76,460
Baxter International, Inc.	976	75,240
Becton Dickinson and Co.	291	75,951
Biogen, Inc.(a)	224	79,141
Boston Scientific Corp.(a)	2,027	78,040
Bristol-Myers Squibb Co.	1,249	77,538
Cardinal Health, Inc.	1,455	78,570
Celgene Corp.(a)	869	77,767
Centene Corp.(a)	522	75,575
Cerner Corp.(a)	1,167	75,166
Cigna Corp.	389	81,009
Cooper Cos., Inc.	289	80,096
CVS Health Corp.	986	77,618
Danaher Corp.	709	77,040
DaVita, Inc.(a)	1,071	76,716
DENTSPLY SIRONA, Inc.	1,973	74,461
Edwards Lifesciences Corp.(a)	512	89,139
Eli Lilly & Co.	717	76,941
Envision Healthcare Corp.(a)	1,664	76,095
Express Scripts Holding Co.(a)	825	78,383
Gilead Sciences, Inc.	1,033	79,758
	Shares	Value
Health Care (continued)
HCA Healthcare, Inc.	567	$78,881
Henry Schein, Inc.(a)	909	77,292
Hologic, Inc.(a)	1,912	78,354
Humana, Inc.	225	76,167
IDEXX Laboratories, Inc.(a)	306	76,396
Illumina, Inc.(a)	215	78,918
Incyte Corp.(a)	1,114	76,955
Intuitive Surgical, Inc.(a)	133	76,342
IQVIA Holdings, Inc.(a)	599	77,714
Johnson & Johnson	544	75,164
Laboratory Corp. of America Holdings(a)	438	76,072
McKesson Corp.	590	78,264
Medtronic PLC	781	76,827
Merck & Co., Inc.	1,083	76,828
Mettler-Toledo International, Inc.(a)	124	75,514
Mylan NV(a)	2,023	74,042
Nektar Therapeutics(a)	1,280	78,029
PerkinElmer, Inc.	791	76,941
Perrigo Co. PLC	1,029	72,853
Pfizer, Inc.	1,765	77,784
Quest Diagnostics, Inc.	700	75,537
Regeneron Pharmaceuticals, Inc.(a)	193	77,980
ResMed, Inc.	663	76,470
Stryker Corp.	444	78,890
Thermo Fisher Scientific, Inc.	313	76,397
UnitedHealth Group, Inc.	286	76,087
Universal Health Services, Inc., Class B	602	76,960
Varian Medical Systems, Inc.(a)	679	76,000
Vertex Pharmaceuticals, Inc.(a)	424	81,722
Waters Corp.(a)	386	75,146
WellCare Health Plans, Inc.(a)	252	80,763
Zimmer Biomet Holdings, Inc.	582	76,516
Zoetis, Inc.	852	78,009
		4,975,502

Industrials: 13.82%
3M Co.	364	76,698
Alaska Air Group, Inc.	1,100	75,746
Allegion PLC	863	78,162
American Airlines Group, Inc.	1,907	78,816
AMETEK, Inc.	938	74,215
AO Smith Corp.	1,277	68,153
Arconic, Inc.	3,341	73,535
Boeing Co.	211	78,471
Caterpillar, Inc.	523	79,752
CH Robinson Worldwide, Inc.	758	74,223
Cintas Corp.	353	69,827
Copart, Inc.(a)	1,169	60,239
CSX Corp.	1,032	76,420
Cummins, Inc.	529	77,271
Deere & Co.	513	77,119
Delta Air Lines, Inc.	1,308	75,642
Dover Corp.	857	75,870

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	7

Index Funds S&P 500® Equal Weight	Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
Industrials (continued)
Eaton Corp. PLC	870	$75,455
Emerson Electric Co.	978	74,895
Equifax, Inc.	555	72,466
Expeditors International of Washington, Inc.	1,005	73,898
Fastenal Co.	1,312	76,122
FedEx Corp.	297	71,515
Flowserve Corp.	1,365	74,652
Fluor Corp.	1,310	76,111
Fortive Corp.	871	73,338
Fortune Brands Home & Security, Inc.	1,372	71,838
General Dynamics Corp.	378	77,384
General Electric Co.	5,978	67,492
Harris Corp.	461	78,006
Honeywell International, Inc.	459	76,378
Huntington Ingalls Industries, Inc.	300	76,824
IHS Markit, Ltd.(a)	1,375	74,195
Illinois Tool Works, Inc.	523	73,806
Ingersoll-Rand PLC	733	74,986
Jacobs Engineering Group, Inc.	1,000	76,500
JB Hunt Transport Services, Inc.	608	72,316
Johnson Controls International PLC	1,995	69,825
Kansas City Southern	647	73,292
L3 Technologies, Inc.	351	74,630
Lockheed Martin Corp.	226	78,187
Masco Corp.	1,985	72,651
Nielsen Holdings PLC	2,772	76,674
Norfolk Southern Corp.	423	76,351
Northrop Grumman Corp.	247	78,390
PACCAR, Inc.	1,078	73,509
Parker-Hannifin Corp.	405	74,492
Pentair PLC	1,720	74,562
Quanta Services, Inc.(a)	2,194	73,236
Raytheon Co.	373	77,084
Republic Services, Inc.	1,011	73,459
Robert Half International, Inc.	1,057	74,392
Rockwell Automation, Inc.	395	74,070
Rockwell Collins, Inc.	535	75,151
Roper Technologies, Inc.	244	72,275
Snap-on, Inc.	406	74,542
Southwest Airlines Co.	1,214	75,814
Stanley Black & Decker, Inc.	511	74,831
Stericycle, Inc.(a)	1,225	71,883
Textron, Inc.	1,074	76,759
TransDigm Group, Inc.(a)	205	76,321
Union Pacific Corp.	481	78,321
United Continental Holdings, Inc.(a)	839	74,721
United Parcel Service, Inc., Class B	630	73,552
United Rentals, Inc.(a)	448	73,293
United Technologies Corp.	550	76,896
Verisk Analytics, Inc.(a)	623	75,103
Waste Management, Inc.	824	74,457
WW Grainger, Inc.	213	76,128
	Shares	Value
Industrials (continued)
Xylem, Inc.	937	$74,838
		5,228,025

Information Technology: 13.02%
Accenture PLC, Class A	441	75,058
Adobe, Inc.(a)	276	74,506
Advanced Micro Devices, Inc.(a)	2,317	71,572
Akamai Technologies, Inc.(a)	1,000	73,150
Alliance Data Systems Corp.	314	74,154
Amphenol Corp., Class A	783	73,618
Analog Devices, Inc.	819	75,725
ANSYS, Inc.(a)	400	74,672
Apple, Inc.	339	76,526
Applied Materials, Inc.	1,939	74,942
Arista Networks, Inc.(a)	279	74,175
Autodesk, Inc.(a)	501	78,211
Automatic Data Processing, Inc.	514	77,439
Broadcom, Inc.	320	78,954
Broadridge Financial Solutions, Inc.	551	72,705
CA, Inc.	1,721	75,982
Cadence Design Systems, Inc.(a)	1,639	74,280
Cisco Systems, Inc.	1,599	77,791
Citrix Systems, Inc.(a)	675	75,033
Cognizant Technology Solutions Corp., Class A	994	76,687
Corning, Inc.	2,150	75,895
DXC Technology Co.	820	76,686
F5 Networks, Inc.(a)	390	77,774
Fidelity National Information Services, Inc.	688	75,040
Fiserv, Inc.(a)	932	76,778
FleetCor Technologies, Inc.(a)	343	78,149
FLIR Systems, Inc.	1,205	74,071
Gartner, Inc.(a)	485	76,873
Global Payments, Inc.	590	75,166
Hewlett Packard Enterprise Co.	4,572	74,569
HP, Inc.	3,027	78,006
Intel Corp.	1,665	78,738
International Business Machines Corp.	511	77,268
Intuit, Inc.	333	75,724
IPG Photonics Corp.(a)	476	74,289
Juniper Networks, Inc.	2,720	81,518
KLA-Tencor Corp.	726	73,842
Lam Research Corp.	494	74,940
Mastercard, Inc., Class A	348	77,468
Microchip Technology, Inc.	907	71,571
Micron Technology, Inc.(a)	1,712	77,434
Microsoft Corp.	668	76,399
Motorola Solutions, Inc.	598	77,824
NetApp, Inc.	883	75,841
NVIDIA Corp.	274	77,000
Oracle Corp.	1,540	79,402
Paychex, Inc.	1,020	75,123
PayPal Holdings, Inc.(a)	835	73,346

See Notes to Financial Statements.

8	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
Information Technology (continued)
Qorvo, Inc.(a)	1,001	$76,967
QUALCOMM, Inc.	1,009	72,678
Red Hat, Inc.(a)	509	69,367
salesforce.com, Inc.(a)	481	76,493
Seagate Technology PLC	1,569	74,292
Skyworks Solutions, Inc.	864	78,374
Symantec Corp.	3,785	80,545
Synopsys, Inc.(a)	738	72,774
TE Connectivity, Ltd.	826	72,630
Texas Instruments, Inc.	720	77,249
Total System Services, Inc.	767	75,734
VeriSign, Inc.(a)	463	74,136
Visa, Inc., Class A	513	76,996
Western Digital Corp.	1,331	77,917
Western Union Co.	4,048	77,155
Xerox Corp.	2,701	72,873
Xilinx, Inc.	978	78,406
		4,926,500

Materials: 4.76%
Air Products & Chemicals, Inc.	449	75,005
Albemarle Corp.	751	74,935
Avery Dennison Corp.	695	75,303
Ball Corp.	1,718	75,575
CF Industries Holdings, Inc.	1,470	80,027
DowDuPont, Inc.	1,106	71,127
Eastman Chemical Co.	778	74,470
Ecolab, Inc.	482	75,568
FMC Corp.	888	77,416
Freeport-McMoRan, Inc.	5,537	77,075
International Flavors & Fragrances, Inc.	555	77,212
International Paper Co.	1,424	69,990
LyondellBasell Industries NV, Class A	720	73,807
Martin Marietta Materials, Inc.	391	71,142
Mosaic Co.	2,462	79,966
Newmont Mining Corp.	2,495	75,349
Nucor Corp.	1,211	76,838
Packaging Corp. of America	662	72,615
PPG Industries, Inc.	676	73,772
Praxair, Inc.	483	77,633
Sealed Air Corp.	1,822	73,153
Sherwin-Williams Co.	162	73,744
Vulcan Materials Co.	682	75,838
WestRock Co.	1,358	72,571
		1,800,131

Real Estate: 6.28%
Alexandria Real Estate Equities, Inc., REIT	597	75,097
American Tower Corp., REIT	515	74,830
Apartment Investment & Management Co., REIT, Class A	1,718	75,815
AvalonBay Communities, Inc., REIT	414	74,996
	Shares	Value
Real Estate (continued)
Boston Properties, Inc., REIT	602	$74,100
CBRE Group, Inc., Class A(a)	1,621	71,486
Crown Castle International Corp., REIT	680	75,704
Digital Realty Trust, Inc., REIT	622	69,963
Duke Realty Corp., REIT	2,638	74,840
Equinix, Inc., REIT	169	73,158
Equity Residential, REIT	1,118	74,079
Essex Property Trust, Inc., REIT	308	75,987
Extra Space Storage, Inc., REIT	858	74,337
Federal Realty Investment Trust, REIT	585	73,985
HCP, Inc., REIT	2,883	75,881
Host Hotels & Resorts, Inc., REIT	3,514	74,145
Iron Mountain, Inc., REIT	2,126	73,390
Kimco Realty Corp., REIT	4,542	76,033
Macerich Co., REIT	1,341	74,144
Mid-America Apartment Communities, Inc., REIT	741	74,233
Prologis, Inc., REIT	1,127	76,399
Public Storage, REIT	366	73,797
Realty Income Corp., REIT	1,314	74,754
Regency Centers Corp., REIT	1,172	75,793
SBA Communications Corp., REIT(a)	475	76,299
Simon Property Group, Inc., REIT	416	73,528
SL Green Realty Corp., REIT	757	73,830
UDR, Inc., REIT	1,886	76,251
Ventas, Inc., REIT	1,310	71,238
Vornado Realty Trust, REIT	1,010	73,730
Welltower, Inc., REIT	1,141	73,389
Weyerhaeuser Co., REIT	2,226	71,833
		2,377,044

Utilities: 5.71%
AES Corp.	5,595	78,330
Alliant Energy Corp.	1,729	73,604
Ameren Corp.	1,159	73,272
American Electric Power Co., Inc.	1,044	73,999
American Water Works Co., Inc.	850	74,774
CenterPoint Energy, Inc.	2,622	72,498
CMS Energy Corp.	1,505	73,745
Consolidated Edison, Inc.	944	71,923
Dominion Energy, Inc.	1,054	74,075
DTE Energy Co.	675	73,663
Duke Energy Corp.	927	74,179
Edison International	1,110	75,125
Entergy Corp.	905	73,423
Evergy, Inc.	1,312	72,055
Eversource Energy	1,194	73,359
Exelon Corp.	1,720	75,095
FirstEnergy Corp.	2,003	74,452
NextEra Energy, Inc.	436	73,074
NiSource, Inc.	3,058	76,205
NRG Energy, Inc.	2,091	78,203
PG&E Corp.	1,614	74,260
Pinnacle West Capital Corp.	944	74,746

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	9

Index Funds S&P 500® Equal Weight	Schedule of Investments

September 30, 2018 (Unaudited)

	Shares	Value
Utilities (continued)
PPL Corp.	2,513	$73,530
Public Service Enterprise Group, Inc.	1,423	75,120
SCANA Corp.	2,137	83,108
Sempra Energy	639	72,686
Southern Co.	1,727	75,297
WEC Energy Group, Inc.	1,102	73,570
Xcel Energy, Inc.	1,566	73,931
		2,161,301

Total Common Stocks (Cost $32,829,503)		37,761,155

Total Investments: 99.82% (Cost $32,829,503)		37,761,155

Other Assets In Excess Of Liabilities: 0.18%		68,392

Net Assets: 100.00%		$37,829,547

(a)	Non-income producing security.

See Notes to Financial Statements.

10	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statement of Assets and Liabilities

September 30, 2018 (Unaudited)

ASSETS:
Investments, at value	$37,761,155
Receivable for investments sold	871,439
Receivable for shares sold	30,484
Receivable due from investment adviser	78,033
Interest and dividends receivable	45,787
Prepaid expenses and other assets	27,104
Total Assets	38,814,002
LIABILITIES:
Payable for investments purchased	903,255
Payable for shares redeemed	18,504
Payable to fund accounting and administration	26,424
Payable for trustee fees and expenses	226
Payable for transfer agency fees	8,882
Payable for chief compliance officer fee	1,197
Payable for professional fees	18,647
Accrued expenses and other liabilities	7,320
Total Liabilities	984,455
NET ASSETS	$37,829,547
NET ASSETS CONSIST OF:
Paid-in capital	$32,663,938
Accumulated undistributed net investment income	423,481
Accumulated net realized loss on investments	(189,524)
Net unrealized appreciation on investments	4,931,652
NET ASSETS	$37,829,547
INVESTMENTS, AT COST	$32,829,503
PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$32.51
Net Assets	$37,829,547
Shares of beneficial interest outstanding, without par value	1,163,755

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	11

Index Funds S&P 500® Equal Weight	Statement of Operations

For the Six Months Ended September 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends	$340,610
Total Investment Income	340,610

EXPENSES:
Investment advisory fees (Note 3)	43,963
Fund accounting & administration fees	96,346
Custodian fees	3,564
Audit and tax fees	8,539
Legal fees	14,073
Transfer agent fees	22,671
Trustee fees and expenses	176
Registration fees	12,681
Printing fees	4,866
Chief compliance officer fees	13,486
Insurance expense	7,620
Other	6,356
Total expenses before waiver	234,341
Less: fees waived/reimbursed by investment adviser (Note 3)	(190,341)
Total Net Expenses	44,000
NET INVESTMENT INCOME:	296,610

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	167,544
Net change in unrealized appreciation on investments	2,335,480
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,503,024
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,799,634

See Notes to Financial Statements.

12	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
OPERATIONS:
Net investment income	$296,610	$372,340
Net realized gain/(loss) on investments	167,544	(273,765)
Net change in unrealized appreciation on investments	2,335,480	2,018,287
Net increase in net assets resulting from operations	2,799,634	2,116,862

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	(288,128)
From net realized gains on investments	–	(17,467)
Net decrease in net assets from distributions	–	(305,595)

SHARE TRANSACTIONS:
Proceeds from sale of shares	9,835,886	24,063,431
Issued to shareholders in reinvestment of distributions	–	280,264
Cost of shares redeemed	(7,553,346)	(6,448,450)
Redemption fees	1,238	1,622
Net increase from share transactions	2,283,778	17,896,867
Net increase in net assets	5,083,412	19,708,134

NET ASSETS:
Beginning of period	32,746,135	13,038,001
End of period (including accumulated undistributed net investment income of $423,481 and $126,871)	$37,829,547	$32,746,135

Other Information:
SHARE TRANSACTIONS:
Sold	313,444	820,883
Distributions reinvested	–	9,256
Redeemed	(239,655)	(218,309)
Net increase in shares outstanding	73,789	611,830

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2018	13

Index Funds S&P 500® Equal Weight	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended September 30, 2018 (Unaudited)		For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016
Net asset value, beginning of period	$30.04		$27.27	$24.01	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26		0.49	0.43	0.44
Net realized and unrealized gain/(loss)	2.21		2.65	3.66	(0.71)
Total from investment operations	2.47		3.14	4.09	(0.27)

DISTRIBUTIONS:
From net investment income	–		(0.35)	(0.30)	(0.28)
From net realized gains	–		(0.02)	(0.54)	(0.44)
Total distributions	–		(0.37)	(0.84)	(0.72)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00	(b)	0.00 (b)	0.01	–
Net increase/(decrease) in net asset value	2.47		2.77	3.26	(0.99)
Net asset value, end of period	$32.51		$30.04	$27.27	$24.01

TOTAL RETURN	8.22	%(c)	11.50%	17.19%	(1.00	)%(c)

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$37,830		$32,746	$13,038	$3,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.33	%(d)	1.98%	6.83%	13.50	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.27%	0.30	%(d)
Ratio of net investment income to average net assets	1.69	%(d)	1.68%	1.66%	2.02	%(d)

PORTFOLIO TURNOVER RATE	39	%(c)	64%	32%	81	%(c)

(a)	Calculated using the average shares method.

(b)	Less than $(0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

14	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

September 30, 2018 (Unaudited)

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification

Topic 946 Financials Services-Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of September 30, 2018, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Semi-Annual Report | September 30, 2018	15

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

September 30, 2018 (Unaudited)

Level 2—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2018:

Investments in Securities at Value*	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$37,761,155	$–	$–	$37,761,155
TOTAL	$37,761,155	$–	$–	$37,761,155

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended September 30, 2018.

For the period ended September 30, 2018, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions

The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Income Taxes — As of and during the period ended September 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30, 2018. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

16	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

September 30, 2018 (Unaudited)

3.  ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Index Group, Inc., is the Investment Adviser for the Fund (the “Adviser”). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. This agreement is in effect through July 31, 2019, and may not be terminated or modified prior to this date except with the approval of the Fund’s Board.

The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s Total Annual Fund Operating Expenses, plus any requested reimbursement amount, are less than the above limit at the time of the request. Any such reimbursement is subject to review by the Board.

As of September 30, 2018, reimbursements that may potentially be made by the Fund to the Adviser are as follows:

Fund	Expires 2019	Expires 2020	Expires 2021	Total
Index Funds S&P 500® Equal Weight	$323,356	$364,450	$384,486	$1,072,292

Fund Accounting and Administration Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) with the Trust. Under the Administration Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month. Administrator fees paid by the Fund for the period ended September 30, 2018 are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. Transfer Agent fees paid by the Fund for the period ended September 30, 2018 are disclosed in the Statement of Operations.

Compliance Services

ALPS provides Chief Compliance Officer services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement. Compliance services fees paid by the Fund for the period ended September 30, 2018 are disclosed in the Statement of Operations.

Distributor

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Advisor pursuant to the terms set forth in the Distribution Agreement.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the period ended September 30, 2018.

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500® Equal Weight	$16,378,038	$13,797,728

Semi-Annual Report | September 30, 2018	17

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

September 30, 2018 (Unaudited)

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the period ended March 31, 2018, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500® Equal Weight	$305,595	$–

For the year ended March 31, 2018, there were no reclassifications of Paid-in capital, Accumulated undistributed net investment income or Accumulated net realized loss on investments due to tax adjustments.

As of March 31, 2018, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500® Equal Weight	$5,554,922	$(1,153,664)	$4,401,258	$33,359,897

The difference between book basis and tax basis is primarily attributable to wash sales.

6. BENEFICIAL OWNERSHIP

At September 30, 2018, a shareholder is the record owner of approximately 73% of the Fund's shares.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

18	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Additional Information

September 30, 2018 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-888-544-2685) and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-888-544-2685. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

Semi-Annual Report | September 30, 2018	19

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	December 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	December 7, 2018

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	December 7, 2018